Annual Total Returns [BarChart] - VY T Rowe Price Growth Equity Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(1.57%)
2012	18.33%
2013	38.54%
2014	8.16%
2015	10.25%
2016	1.01%
2017	32.91%
2018	(1.57%)
2019	30.15%
2020	36.00%